NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 07, 2016	Feb. 29, 2016	Feb. 29, 2016
Effects from restructuring the business
Line of Credit Facility, Increase (Decrease), Net			$ (10,248)
Subsequent Event
Effects from restructuring the business
Proceeds from Issuance of Private Placement	$ 4,350
Operating Expenses
Effects from restructuring the business
Reduction of operating expenses		33%